Net Income Per Share (Tables)	12 Months Ended
Sep. 26, 2015
Net Income Per Share [Abstract]
Schedule Of Net Income Per Share
(in millions, except per share amounts)	2015	2014	2013
Numerator
Net income attributable to the Company	$86	$62	$57
Denominator
Weighted average common shares outstanding – basic	119.1	116.9	113.5
Dilutive shares	4.3	4.6	6.0
Weighted average common and common equivalent shares outstanding – diluted	123.4	121.5	119.5
Per common share income (loss)
Basic	$0.72	$0.53	$0.50
Diluted	$0.70	$0.51	$0.48